Contingent Liabilities	6 Months Ended
Jun. 30, 2026
Contingent Liabilities [Abstract]
Contingent liabilities

21. Contingent liabilities

The Group is subject to various claims that arise in the normal course of business. The Group has determined that the risk of loss related to the current claims is remote. Accordingly, no contingent liabilities have been recognized or disclosed for the six months ended June 30, 2026 or the year ended December 31, 2025.